September 21, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund II Post-Effective Amendment No. 289 (File No. 033-50718) and Amendment No. 293 (File No. 811-07102) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund II (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 289 and under the Investment Company Act of 1940, as amended, Amendment No. 293 (the “Filing”) to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing a new series to the Trust: CastleArk Large Growth ETF.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5608.

Very truly yours,

/s/ Christopher Trueax
Christopher Trueax

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001